Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Intangible Assets [Line Items]
Amortization expenses	$ 15,166	$ 28,287	$ 113,150	$ 113,150
Impairment charges			293,038
Intellectual Property [Member]
Intangible Assets [Line Items]
Impairment charges			$ 298,038